Fair value	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Fair value
38 Fair value
The estimated fair values of Aegon’s assets and liabilities correspond with the amounts that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When available, Aegon uses quoted market prices in active markets to determine the fair value of investments and derivatives. In the absence of an active market, the fair value of investments in financial assets is estimated by using other market observable data, such as corroborated external quotes and present value or other valuation techniques. An active market is one in which transactions are taking place regularly on an arm’s length basis. Fair value is not determined based upon a forced liquidation or distressed sale.

Valuation techniques are used when Aegon determines the market is inactive or quoted market prices are not available for the asset or liability at the measurement date. However, the fair value measurement objective remains the same, that is, to estimate the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions (i.e. an exit price at the measurement date from the perspective of a market participant that holds the asset or owes the liability). Therefore, unobservable inputs reflect Aegon’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available.
Aegon employs an oversight structure over valuation of financial instruments that includes appropriate segregation of duties. Senior management, independent of the investing functions, is responsible for the oversight of control and valuation policies and for reporting the results of these policies. For fair values determined by reference to external quotation or evidenced pricing parameters, independent price determination or validation is utilized to corroborate those inputs. Further details of the validation processes are set out below.
Valuation of assets and liabilities is based on a pricing hierarchy, in order to maintain a controlled process that will systematically promote the use of prices from sources in which Aegon has the most confidence, where the least amount of manual intervention exists and to embed consistency in the selection of price sources. Depending on asset type the pricing hierarchy consists of a waterfall that starts with making use of market prices from indices and follows with making use of third-party pricing services or brokers.
Fair value hierarchy
The following table sets out the fair values of financial instruments by the level of the fair value hierarchy into which each fair value measurement is categorized. It does not include fair value information for cash and cash equivalents, receivables, and payables, whose carrying amounts are a reasonable approximation of fair value, or for lease liabilities.

	2023

Fair value hierarchy	Level I	Level II	Level III	Total

Assets measured at FVOCI

Shares	5	-	4	10

Debt securities	5,644	41,031	516	47,191

Money market and other short-term investments	3,028	97	9	3,135

Other investments at fair value	-	29	-	29

	8,678	41,157	530	50,364

Financial assets measured at fair value through profit or loss

Shares	153	43	94	291

Debt securities	302	2,009	86	2,396

Money market and other short-term investments	4,041	173	-	4,215

Other investments at fair value	1	773	4,237	5,011

Derivatives	47	1,374	8	1,429

Investments in real estate	-	-	55	55

Investments in real estate for policyholders	-	-	433	433

Investments where the policyholder bears the risk	90,027	103,022	342	193,390

	94,570	107,395	5,255	207,220

Revalued amounts

Real estate held for own use	-	-	61	61

Total financial assets measured at fair value	103,248	148,551	5,846	257,645

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk	-	65,044	-	65,044

Derivatives	39	2,434	6	2,479

Total financial liabilities measured at fair value	39	67,478	6	67,523

	2022

Fair value hierarchy	Level I	Level II	Level III	Total

Assets measured at FVOCI

Shares	5	-	4	10

Debt securities	6,353	45,073	181	51,607

Money market and other short-term investments	1,597	973	5	2,576

Other investments at fair value	-	31	-	31

	7,956	46,077	191	54,223

Financial assets measured at fair value through profit or loss

Shares	160	61	127	348

Debt securities	282	1,722	35	2,040

Money market and other short-term investments	2,084	957	1	3,042

Other investments at fair value	1	537	4,050	4,588

Derivatives	33	2,728	11	2,771

Investments in real estate	-	-	59	59

Investments in real estate for policyholders	-	-	443	443

Investments where the policyholder bears the risk	87,362	91,799	402	179,563

	89,922	97,804	5,128	192,855

Revalued amounts

Real estate held for own use	-	-	73	73

Total financial assets measured at fair value	97,878	143,881	5,392	247,151

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk	-	55,631	-	55,631

Derivatives	51	5,111	12	5,175

Total financial liabilities measured at fair value	51	60,742	12	60,806
Significant transfers between Level I, Level II and Level III
Aegon’s policy is to record transfers of assets and liabilities between Level I, Level II and Level III at their fair values from the beginning of each reporting period.
The table below shows transfers between Level I and Level II for financial assets and financial liabilities recorded at fair value on a recurring basis.

	2023		2022

Significant transfers between level I, level II and level III	Transfers Level I to Level II	Transfers Level II to Level I	Transfers Level I to Level II	Transfers Level II to Level I

Assets measured at FVOCI

Debt securities	-	141	23	5

Money market and other short-term investments	45	245	-	460

	45	386	23	464

Financial assets measured at fair value through profit or loss

Shares	-	-	10	128

Money market and other short-term investments	-	795	-	275

Investments where the policyholder bears the risk	1	-	-	28

	1	795	10	431

Revalued amounts

Real estate held for own use	-	-	-	-

Total financial assets measured at fair value	46	1,182	34	895
Transfers are identified based on transaction volume and frequency, which are indicative of an active market.

Movements in Level III financial instruments measured at fair value
The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

Financial assets carried at fair value	2023	Disposal of a business	Total gains / losses in income statement	1)	Total gains / losses in OCI 2)	Purchases	Sales	Settle- ments	Net exchange difference	Reclas- sification	Transfers from levels I and II	Transfers to levels I and II	Transfers to disposal groups	On December 31, 2023	Total unrealized gains and losses for the period recorded in the P&L for instruments held on December 31, 2023 3)

FVOCI

Shares	4	-	-		-	-	-	-	-	-	-	-	-	4	-

Debt securities	181	-	(1)		11	263	(124)	(15)	(12)	-	214	(1)	-	516	-

Money markets and other short-term investments	5	-	-		4	-	-	-	-	-	-	-	-	9	-

	191	-	(1)		15	263	(124)	(15)	(12)	-	214	(1)	-	530	-

FVPL

Shares	127	-	2		-	12	(47)	-	(4)	-	5	-	-	94	3

Debt securities	35	-	17		-	38	(43)	(4)	(2)	-	46	-	-	86	(8)

Money markets and other short-term investments	1	-	-		-	-	-	-	-	-	-	(1)	-	-	-

Other investments at fair value	4,050	-	(65)		-	652	(254)	-	(144)	-	-	-	-	4,237	(70)

Derivatives	11	-	(3)		-	-	(1)	-	-	-	-	-	-	8	(3)

Investments in real estate	59	-	2		-	2	(6)	-	(1)	-	-	-	-	55	-

Investments in real estate for policyholders	443	-	(52)		-	42	(12)	-	11	-	-	-	-	433	(42)

Investments where the policyholder bears the risk	402	-	(37)		-	37	(59)	-	(1)	-	-	-	-	342	-

	5,128	-	(136)		-	782	(422)	(4)	(142)	-	51	(2)	-	5,255	(120)

Revalued amounts

Real estate held for own use	73	-	(3)		(2)	(1)	-	-	(2)	-	-	-	-	64	-

	73	-	(3)		(2)	(1)	-	-	(2)	-	-	-	-	64	-

Total financial assets measured at fair value	5,392	-	(141)		13	1,044	(546)	(19)	(157)	-	265	(3)	-	5,849	(120)

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk	-	-	-		-	-	-	-	-	-	-	-	-	-	-

Derivatives	12	-	(6)		-	-	-	-	-	-	-	-	-	6	-

	12	-	(6)		-	-	-	-	-	-	-	-	-	6	-

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items Gains / (losses) on financial assets measured at FVOCI and Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI of the statement of comprehensive income.

3	Total gains / (losses) for the period during which the financial instrument was in Level III.

Financial assets carried at fair value	2022	Disposal of a business	Total gains / losses in income statement	1)	Total gains / losses in OCI 2)	Purchases	Sales	Settle- ments	Net exchange difference	Reclas- sification	Transfers from levels I and II	Transfers to levels I and II	Transfers to disposal groups	On December 31, 2022	Total unrealized gains and losses for the period recorded in the P&L for instruments held on December 31, 2022 3)

FVOCI

Shares	4	-	-		-	-	-	-	-	-	-	-	-	4	-

Debt securities	365	-	(1)		(73)	98	(47)	(16)	23	-	37	(207)	-	181	-

Money markets and other short-term investments	28	-	-		(23)	-	-	-	-	-	-	-	-	5	-

	398	-	(1)		(95)	98	(47)	(16)	23	-	37	(207)	-	191	-

FVPL

Shares	1,530	-	137		-	191	(365)	-	12	-	-	-	(1,378)	127	(41)

Debt securities	242	-	(11)		-	45	(3)	(5)	3	-	2	(140)	(98)	35	(12)

Money markets and other short-term investments	-	-	1		-	-	-	-	-	-	-	-	-	1	1

Loans	22,727	-	(4,529)		-	1,802	(1,825)	-	-	-	-	-	(18,175)	-	-

Other investments at fair value	3,548	-	247		-	627	(587)	(14)	229	-	-	-	-	4,050	159

Derivatives	1	-	10		-	-	-	-	-	-	-	-	-	11	10

Investments in real estate	2,643	-	(51)		-	42	(40)	-	3	7	-	-	(2,545)	59	1

Investments in real estate for policyholders	563	-	(61)		-	10	(42)	-	(27)	-	-	-	-	443	(69)

Investments where the policyholder bears the risk	895	-	43		-	(468)	876	-	(14)	-	2	-	(932)	402	(55)

	32,149	-	(4,214)		-	2,249	(1,986)	(19)	205	7	4	(140)	(23,128)	5,128	(6)

Revalued amounts

Real estate held for own use	185	(23)	(3)		-	(1)	(8)	-	4	(5)	-	-	(76)	73	-

	185	(23)	(3)		-	(1)	(8)	-	4	(5)	-	-	(76)	73	-

Total financial assets measured at fair value	32,732	(24)	(4,218)		(95)	2,346	(2,042)	(34)	232	2	41	(347)	(23,203)	5,392	(7)

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk	(33)	-	(23)		-	(559)	721	-	-	-	1	-	(105)	-	-

Derivatives	41	-	(31)		-	-	-	-	3	-	-	-	(1)	12	-

Total financial liabilities measured at fair value	8	-	(54)		-	(559)	721	-	3	-	1	-	(106)	12	-

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items Gains / (losses) on financial assets measured at FVOCI and Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI of the statement of comprehensive income.

3	Total gains / (losses) for the period during which the financial instrument was in Level III.
During 2022 and 2023, Aegon transferred certain financial instruments from Level I and II to Level III of the fair value hierarchy. The reason for the change in level was that the market liquidity for these securities decreased, which led to a change in market observability of prices. Prior to transfer, the fair value for the Level II securities was determined using observable market transactions, internal models or corroborated broker quotes respectively for the same or similar instruments. Since the transfer, all such assets have been valued using valuation models incorporating significant non market-observable inputs or uncorroborated broker quotes.
Similarly, during 2022 and 2023, Aegon transferred certain financial instruments from Level III to Level I and II of the fair value hierarchy. The change in level was mainly the result of a return of activity in the market for these securities and that for these securities the fair value could be determined using observable market transactions or corroborated broker quotes for the same or similar instruments.

Valuation techniques and significant unobservable inputs
The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level III financial instruments.

	Valuation technique 1)	Significant unobservable input 2)	December 31, 2023	Range (weighted average)	December 31, 2022	Range (weighted average)

Assets carried at fair value

Fair value through OCI

Shares

	Net asset value	n.a.	-	n.a.	-	n.a.

	Other	n.a.	4	n.a.	4	n.a.

			4		4

Debt securities

	Broker quote	n.a.	416	n.a.	33	n.a.

	Discounted cash flow	Constant Prepayment Rate	2	1.81%	2	40.53%

	Discounted cash flow	Constant Prepayment Rate				-

	Other	n.a.	98	n.a.	147	n.a.

			516		181

Other investments at fair value

Investment funds	Net asset value	n.a.	-	n.a.	-	n.a.

Other	Other	n.a.	9	n.a.	5	n.a.

			9		5

On December 31			530		191

Fair value through profit or loss

Shares	Net asset value	n.a.	91	n.a.	126	n.a.

Shares	Broker quote	n.a.	4	n.a.	1	n.a.

Debt securities	Broker quote	n.a.	80	n.a.	5	n.a.

Debt securities	Discounted cash flow	Constant prepayment rate	-	7.10%	-	7.80%

Debt securities	Other	n.a.	6	n.a.	30	n.a.

			180		161

Other investments at fair value

Investment funds	Net asset value	n.a.	3,532		3,439	n.a.

Tax credit investments	Discounted cash flow	Discount rate	705	6.88%	610	7.10%

Other	Other	n.a.	-		-	n.a.

			4,237		4,050

Total assets at fair value 3)			4,947		4,403

Liabilities carried at fair value

Derivatives

Embedded derivatives in insurance contracts	Discounted cash flow	Own credit spread	3	n.a	8	0.45%

Other	Discounted cash flow	Other	3	n.a	4	n.a

Total liabilities at fair value			6		12	-

1	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
2
Not applicable (n.a.) has been included when the unobservable inputs are not developed by the Group and are not reasonably available. Refer to the section Fair value measurement in this note for a detailed description of Aegon’s methods of determining fair value and the valuation techniques.

3
Investments where the policyholder bears the risk are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Assets where the policyholder bears the risk, and their returns, belong to policyholders and do not impact Aegon’s net result or equity. The effect on total assets is offset by the effect on total liabilities.

For reference purposes, the valuation techniques included in the table above are described in more detail on the following pages.

Fair value information about assets and liabilities not measured at fair value
The following table presents the carrying values and estimated fair values of assets and liabilities, excluding assets and liabilities which are carried at fair value on a recurring basis.

	Carrying amount December 31, 2023		Estimated fair value hierarchy		Total estimated fair value December 31, 2023

		Level I	Level II	Level III

Assets

Mortgage loans - held at amortized cost	10,157	-	1	9,024	9,025

Other loans - held at amortized cost	70	70	1	-	70

Liabilities

Subordinated borrowings - held at amortized cost	2,244	1,392	730	-	2,122

Trust pass-through securities - held at amortized cost	111	-	125	-	125

Borrowings – held at amortized cost	2,356	879	1,580	-	2,459

Investment contracts - held at amortized cost	10,222	-	-	8,755	8,755

	Carrying amount December 31, 2022		Estimated fair value hierarchy		Total estimated fair value December 31, 2022

		Level I	Level II	Level III

Assets

Mortgage loans - held at amortized cost	10,407	-	1	9,218	9,218

Other loans - held at amortized cost	46	39	7	-	46

Liabilities

Subordinated borrowings - held at amortized cost	2,295	1,372	663	-	2,035

Trust pass-through securities - held at amortized cost	118	-	133	-	133

Borrowings – held at amortized cost	4,051	1,289	2,825	-	4,114

Investment contracts - held at amortized cost	9,597	-	-	8,416	8,416
Certain financial instruments that are not carried at fair value are carried at amounts that approximate fair value, due to their short-term nature and generally negligible credit risk. These instruments include cash and cash equivalents, short-term receivables and accrued interest receivable, short-term liabilities, and accrued liabilities. These instruments are not included in the table above.
Fair value measurement
The description of Aegon’s methods of determining fair value and the valuation techniques are described on the following pages.
Shares
When available, Aegon uses quoted market prices in active markets to determine the fair value of its investments in shares. For Level III unquoted shares, the net asset value can be considered the best approximation to the fair value. Net asset value is the value of an entity’s assets minus the value of its liabilities and may be the same as the book value or the equity value of the entity.
Also for unquoted shares, the fair value may be estimated using other methods, such as observations of the price/earnings or price/cash flow ratios of quoted companies considered comparable to the companies being valued. Valuations are adjusted to account for company-specific issues and the lack of liquidity inherent in an unquoted investment. Adjustments for lack of liquidity are generally based on available market evidence. In addition, a variety of other factors are reviewed by management, including, but not limited to, current operating performance, changes in market outlook and the third-party financing environment.
Included in this category are shares in a Federal Home Loan Bank (FHLB) for an amount of EUR 82 million (2022: EUR 124 million), which are reported as part of the line-item Net asset value. A FHLB has implicit financial support from the United States government. The redemption value of the shares is fixed at par and they can only be redeemed by the FHLB.

Debt securities
The fair values of debt securities are determined by management after taking into consideration several sources of data. When available, Aegon uses quoted market prices in active markets to determine the fair value of its debt securities. As stated previously, Aegon’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes, the majority of which are non-binding.
As part of the pricing process, Aegon assesses the appropriateness of each quote (i.e. as to whether the quote is based on observable market transactions or not) to determine the most appropriate estimate of fair value.
When broker quotes are not available, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use the following inputs: reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, issue specific credit adjustments, indicative quotes from market makers and/or estimated cash flows.
To understand the valuation methodologies used by third-party pricing services Aegon reviews and monitors the applicable methodology documents of the third-party pricing services. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, Aegon performs in-depth
reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that Aegon can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.
Third-party pricing services will often determine prices using recently reported trades for identical or similar securities. The third-party pricing service makes adjustments for the elapsed time from the trade date to the reporting date to take into account available market information. Lacking recently reported trades, third-party pricing services and brokers will use modeling techniques to determine a security price where expected future cash flows are developed based on the performance of the underlying collateral and discounted using an estimated market rate.
Periodically, Aegon performs an analysis of the inputs obtained from third-party pricing services and brokers to ensure that the inputs are reasonable and produce a reasonable estimate of fair value. Aegon’s asset specialists and investment valuation specialists consider both qualitative and quantitative factors as part of this analysis. Several examples of analytical procedures performed include, but are not limited to, recent transactional activity for similar debt securities, review of pricing statistics and trends and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or unpriced securities. In addition, Aegon performs back testing on a sample basis. Back testing involves selecting a sample of securities trades and comparing the prices in those transactions to prices used for financial reporting. Significant variances between the price used for financial reporting and the transaction price are investigated to explain the cause of the difference.
Credit ratings are also an important consideration in the valuation of securities and are included in the internal process for determining Aegon’s view of the risk associated with each security. However, Aegon does not rely solely on external credit ratings and there is an internal process, based on market observable inputs, for determining Aegon’s view of the risks associated with each security.
Aegon’s portfolio of private placement securities (held at fair value under the classification of fair value through OCI or fair value through profit or loss) is valued using a matrix pricing methodology. The pricing matrix is obtained from a third-party service provider and indicates current spreads for securities based on weighted average life, credit rating, and industry sector. Each month, Aegon’s asset specialists review the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar bonds traded in the market. Other inputs to the valuation include coupon rate, the current interest rate curve used for discounting and a liquidity premium to account for the illiquid nature of these securities. The liquidity premiums are determined based upon the pricing of recent transactions in the private placements market; comparing the value of the privately offered security to a similar public security. The impact of the liquidity premium for private placement securities to the overall valuation is insignificant.
Aegon’s portfolio of debt securities can be subdivided into Residential mortgage-backed securities (RMBS), Commercial mortgage-backed securities (CMBS), Asset-backed securities (ABS), Corporate bonds and Government debt. Below relevant details of the valuation methodologies for these specific types of debt securities are described.

Residential mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities
Valuations of RMBS, CMBS and ABS are monitored and reviewed on a monthly basis. Valuations per asset type are based on a pricing hierarchy which uses a waterfall approach that starts with market prices from indices and follows with third-party pricing services or brokers. The pricing hierarchy is dependent on the possibilities of corroboration of the market prices. If no market prices are available, Aegon uses internal models to determine fair value. Significant inputs included in the internal models are generally determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles. Market standard models may be used to model the specific collateral composition and cash flow structure of each transaction. The most significant unobservable input is the liquidity premium which is embedded in the discount rate.
Aegon the Netherlands has mandated Aegon Asset Management to invest in RMBS transactions. Aegon Asset Management uses its own proprietary cash flow tools to analyze and stress test RMBS transactions. The key input parameters are default rates and loss given default assumptions, which are established based on historical pool characteristics and current loan level data.
Corporate bonds
Valuations of corporate bonds are monitored and reviewed on a monthly basis. The pricing hierarchy is dependent on the possibility of corroboration of market prices when available. If no market prices are available, valuations are determined by a discounted cash flow methodology using an internally calculated yield. The yield is comprised of a credit spread over a given benchmark. In all cases the benchmark is an observable input. The credit spread contains both observable and unobservable inputs. Aegon starts by taking an observable credit spread from a similar bond of the given issuer, and then adjust this spread based on unobservable inputs. These unobservable inputs may include subordination, liquidity and maturity differences. During 2023, there were no corporate bonds that met the policy threshold to be internally modeled.
Government debt
When available, Aegon uses quoted market prices in active markets to determine the fair value of its government debt investments. When Aegon cannot make use of quoted market prices, market prices from indices or quotes from third-party pricing services or brokers are used.
Money market and other short-term investments and deposits with financial institutions
The fair value of assets maturing within a year is assumed to be approximated by their carrying amount adjusted for credit risk where appropriate. Credit risk adjustments are based on market observable credit spreads if available, or management’s estimate if not market observable.
Tax credit investments
The Level III fair value of tax credit investments is determined by using a discounted cash flow valuation technique. This valuation technique takes into consideration projections of future capital contributions and distributions, as well as future tax credits and the tax benefits of future operating losses. The present value of these cash flows is calculated by applying a discount rate. In general, the discount rate is determined based on the cash outflows for the investments and the cash inflows from the tax credits and/or tax benefits (and the timing of these cash flows). These inputs are unobservable in the marketplace. The discount rate used in valuation of tax credit investments was 6.9% (December 31, 2022: 7.1%).
Investment funds: Real estate funds, private equity funds and hedge funds
The fair values of investments held in
non-quoted
investment funds are determined by management after taking into consideration information provided by the fund managers. Aegon reviews the valuations each month and performs analytical procedures and trending analyses to ensure the fair values are appropriate. The net asset value is considered the best valuation method that approximates the fair value of the funds.
Mortgage loans, policy loans and private loans (held at amortized cost)
For private loans, fixed interest mortgage loans and other loans originated by the Group, the fair value used for disclosure purposes is estimated by discounting expected future cash flows using a current market rate applicable to financial instruments with similar yield and maturity characteristics. For fixed interest mortgage loans, the market rate is adjusted for expenses, prepayment rates, lapse assumptions (unobservable inputs), liquidity and credit risk (market observable inputs). An increase in expense spread, prepayment rates and/or prepayment assumptions, would decrease the fair value of the mortgage loan portfolio.

The fair value of floating interest rate mortgage loans, policy loans and private placements used for disclosure purposes is assumed to be approximated by their carrying amount, adjusted for changes in credit risk. Credit risk adjustments are based on market observable credit spreads if available, or management’s estimate if not market observable.
Derivatives
Where quoted market prices are not available, other valuation techniques, such as option pricing or stochastic modeling, are applied. The valuation techniques incorporate all factors that a typical market participant would consider and are based on observable market data when available. Models are validated before they are used and calibrated to ensure that outputs reflect actual experience and comparable market prices.
Fair values for exchange-traded derivatives, principally futures and certain options, are based on quoted market prices in active markets. Fair values for over-the-counter
(OTC) derivative financial instruments represent amounts estimated to be received from or paid to a third party in settlement of these instruments. These derivatives are valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. Most valuations are derived from swap and volatility matrices, which are constructed for applicable indices and currencies using current market data from many industry standard sources. Option pricing is based on industry standard valuation models and current market levels, where applicable. The pricing of complex or illiquid instruments is based on internal models or an independent third party. For long-dated illiquid contracts, extrapolation methods are applied to observed market data in order to estimate inputs and assumptions that are not directly observable. To value OTC derivatives, management uses observed market information, other trades in the market and dealer prices.
Some OTC derivatives are
so-called
longevity derivatives. The payout of longevity derivatives is linked to publicly available mortality tables. The derivatives are measured using the present value of the best estimate of expected payouts of the derivative plus a risk margin. The best estimate of expected payouts is determined using best estimate of mortality developments. Aegon determined the risk margin by stressing the best estimate mortality developments to quantify the risk and applying a cost-of-capital
methodology. Depending on the duration of the longevity swaps either the projected mortality development or discount rate are the most significant unobservable inputs.
Aegon normally mitigates counterparty credit risk in derivative contracts by entering into collateral agreements where practical and in ISDA master netting agreements for each of the Group’s legal entities to facilitate Aegon’s right to offset credit risk exposure. Changes in the fair value of derivatives attributable to changes in counterparty credit risk were not significant.
Real estate
Valuations of Level III investments in real estate and real estate held for own use are conducted in full by independent external appraisers at least every three to five years and reviewed at least once a year by qualified internal appraisers to ensure the value correctly reflects the fair value at the reporting date. Appraisals are different for each specific local market but are based on market guidelines such as International Valuation Standards, Uniform Standards of Professional Appraisal Practice or guidelines issued by the Investment Property Databank. Valuations are mostly based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property. Discount rates used in the valuation of real estate reflect the risk embedded in the projected cash flows for the asset being valued. Capitalization rates represent the income rate for a real estate property that reflects the relationship between a single year’s net operating income expectancy and the total property price or value. For property held for own use, appraisers consider the present value of the future rental income cash flows that could be achieved had the real estate been rented to a third party.
Trust pass-through securities and subordinated borrowings
Trust pass-through securities and subordinated borrowings are either carried at fair value (if they are designated as financial liabilities at fair value through profit or loss) or amortized cost (with fair value being disclosed in the notes to the consolidated financial statements). For the determination of the fair value of these instruments, the level hierarchy as described by IFRS is used. The preferred method of obtaining the fair value of the fair value option bonds is the quoted price (Level I). In case markets are less liquid or the quoted prices are not available, Aegon’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. The US trust pass-through securities and subordinated borrowings are classified as Level II of the fair value hierarchy.

Investment contracts
Investment contracts issued by Aegon are either carried at fair value (if they are designated as financial liabilities at fair value through profit or loss) or amortized cost (with fair value being disclosed in the notes to the consolidated financial statements). These contracts are not quoted in active markets and their fair values are determined by using valuation techniques, such as discounted cash flow methods and stochastic modeling or in relation to the unit price of the underlying assets. All models are validated and calibrated. A variety of factors are considered, including time value, volatility, policyholder behavior, servicing costs and fair values of similar instruments.
Certain investment products are not quoted in active markets and their fair values are determined by using valuation techniques. Because of the dynamic and complex nature of these cash flows, stochastic or similar techniques under a variety of market return scenarios are often used. A variety of factors are considered, including expected market rates of return, market volatility, correlations of market returns, discount rates and actuarial assumptions.
The expected returns are based on risk-free rates, such as the current Secured Overnight Financing Rate (SOFR) swap rates and associated forward rates, the Overnight Index Swap (OIS) curve or the current rates on local government bonds. London Interbank Offered Rate (LIBOR) was replaced with SOFR in the second quarter of 2022. Market volatility assumptions for each underlying index are based on observed market implied volatility data and/or observed market performance. Correlations of market returns for various underlying indices are based on observed market returns and their interrelationships over a number of years preceding the valuation date. Current risk-free spot rates are used to determine the present value of expected future cash flows produced in the stochastic projection process.
Assumptions on customer behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities.
Summary of total financial assets and financial liabilities at fair value through profit or loss
The table that follows summarizes the carrying amounts of financial assets and financial liabilities that are classified as fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as fair value through profit or loss.

	2023		2022

	Trading	Designated	Trading	Designated

Investments where Aegon bears the risk	9,386	2,526	8,079	1,940

Investments where the policyholder bears the risk	-	193,823	-	180,006

Derivatives with positive values not designated as hedges	1,238	-	2,445

Total financial assets at fair value through profit or loss	10,625	196,349	10,524	181,946

Investment contracts without DPF where the policyholder bears the risk	-	65,044	-	55,631

Derivatives with negative values not designated as hedges	1,466	-	3,958	-

Total financial liabilities at fair value through profit or loss	1,466	65,044	3,958	55,631
Investments where Aegon bears the risk
Aegon has certain insurance and investment liabilities that are carried at fair value with changes in the fair value recognized in the income statement. The Group has elected to designate the investments backing those liabilities at fair value through profit or loss, as a classification of fair value through OCI would result in accumulation of unrealized gains and losses in a revaluation reserve within equity while changes to the liability would be reflected in net result (accounting mismatch).
Investments where the policyholder bears the risk
Investments where the policyholder bears the risk comprise assets that are linked to various insurance and investment contracts for which the financial risks are borne by the customer. Under the Group’s accounting policies these insurance and investment liabilities are measured at the fair value of the linked assets with changes in the fair value recognized in the income statement. To avoid an accounting mismatch the linked assets have been designated as fair value through profit or loss.
In addition, the investment where the policyholders bears the risk include with profit assets, where Aegon manages these assets together with related liabilities on a fair value basis in accordance with a documented policy of asset and liability management. In accordance with the Group’s accounting policies, these assets have been designated as fair value through profit or loss.

Investment contracts without discretionary participating features where the policyholder bears the risk
With the exception of the financial liabilities with discretionary participating features that are not subject to the classification and measurement requirements for financial instruments, all investment contracts without discretionary participating features where the policyholder bears the risk that are carried at fair value or at the fair value of the linked assets are included in the table above.
Derivatives
With the exception of derivatives designated as a hedging instrument, all derivatives are included in the table above.
Gains and losses on financial assets and financial liabilities classified at fair value through profit or loss
Gains and losses recognized in the income statement on financial assets and financial liabilities classified as fair value through profit or loss can be summarized as follows:

	2023		2022

	Trading	Designated	Trading	Designated

Net gains and (losses)	(1,244)	21,207	(4,431)	(35,205)
No loans and receivables were designated at fair value through profit or loss.
Changes in the fair value of investment contracts without discretionary participating features where the policyholders bears the risk that are designated at fair value through profit or loss were not attributable to changes in Aegon’s credit spread. There are also no differences between the carrying amounts of these financial liabilities and the contractual amounts payable at maturity (net of surrender penalties).
39 Commitments and contingencies
Investments contracted
In the normal course of business, the Group has committed itself through purchase and sale transactions of investments, mostly to be executed in the course of 2024. The amounts represent the future outflow and inflow, respectively, of cash related to these investment transactions that are not reflected in the consolidated statement of financial position.

	2023		2022

	Purchase	Sale	Purchase	Sale

Real estate	-	2	-	1

Mortgage loans	421	-	468	-

Private loans	89	-	150	-

Other	1,292	-	1,408	-
Aegon has committed itself, through certain subsidiaries, to invest in real estate, private loans, mortgage loans and receivables and investment funds.
Real estate commitments represent the committed pipeline of investments in real estate projects. The sale of real estate relates to properties that are under contract to be sold as per December 31, 2023. Mortgage loan commitments represent undrawn mortgage loan facilities provided and outstanding proposals on mortgages. The sale of mortgage loans relates to pre-announced
redemptions on mortgage loans. Private loans represent deals on Aegon’s portfolio of private placement securities that Aegon has committed to, but which have not yet settled and funded. Other commitments include future purchases of interests in investment funds and limited partnerships.
Other commitments and contingencies

	2023	2022

Guarantees	773	611

Other guarantees	7	8
Guarantees include those guarantees associated with the sale of investments in low-income
housing tax credit partnerships in the United States, which can be called upon if there is a deficiency in the tax benefits delivered to the investor or if Aegon is in default under a material provision of the contract. Standby letters of credit amounts reflected above are the liquidity commitment notional amounts. In addition to the guarantees shown in the table, guarantees have been given for fulfillment of contractual obligations such as investment mandates related to investment funds.
Amount of collaterals on financial guarantees is EUR 0 million on December 31, 2023 (EUR 0 million on December 31, 2022), while other commitments have EUR 1 million collateral at the end of 2023 (EUR 1 million cash collateral at the end of 2022).
Contractual obligations
In March 2019, affiliates of Transamerica Corporation and Illumifin, entered into a series of agreements to which Transamerica transferred to Illumifin the administration and claims management of its long term care insurance business line, enabling Transamerica to accelerate the enhancement of its digital capabilities and modernize its long term care insurance platform. Over the course of the multi-year contract, Transamerica will pay approximately USD 390 million to Illumifin. These fees represent compensation for administering Transamerica’s long term care product line including policyholder service, claims processing and care management. The agreement also contains a termination clause in which Transamerica – subject to certain limitations – agrees to compensate Illumifin, on a specified schedule, for early termination.
In April 2018, affiliates of Transamerica Corporation entered into a series of agreements with affiliates of Tata Consultancy Services Limited (TCS) to administer the Company’s US life insurance, voluntary benefits, and annuity business lines. The intent of the relationship was for Transamerica to accelerate the enhancement of its digital capabilities and the modernization of its platforms to service its customers in all lines of business. In May of 2023, due to the then current macro environment and the parties’ respective business priorities, Transamerica and TCS mutually agreed to end the administration arrangement for life, annuity and voluntary benefits lines of business. Transamerica and TCS agreed to work together to ensure a smooth transition of the administration to a new servicing model which aims to take approximately 30 months.
In November 2018, Aegon UK announced an extended partnership with Atos BPS Ltd. (Atos) to service and administer its Traditional Products Business
(non-Platform
customers). The agreement is a
15-year
contract under which Aegon UK pays Atos to administer around 1.4 million customers, which took effect on June 1, 2019 as planned. At year-end
2022, outstanding transition and conversion charges are estimated to amount to approximately GBP 10 million, which are expected to be recorded over the next year, with fixed payments to Atos defined in the agreement and subject to completion of milestones which have been agreed with Aegon UK.
An Aegon Ltd. indirect US life subsidiary has a net worth maintenance agreement with its subsidiary Transamerica Life (Bermuda) Ltd., pursuant to which Transamerica Life Insurance Company, a US life insurance subsidiary, will provide capital sufficient to maintain a S&P “AA” financial strength rating and capital sufficient to comply with the requirements of the countries in which its branches are located.
Aegon has guaranteed and is severally liable for the following:
∎	Due and punctual payment of payables under letter of credit agreements applied for by Aegon as co-applicant
with its captive insurance companies that are subsidiaries of Transamerica Corporation and Commonwealth General Corporation. On December 31, 2023, the letter of credit arrangements utilized by captives to provide collateral to affiliates amounted to EUR 526 million (2022: EUR 511 million); from that date no amounts had been drawn, or were due under these facilities;
∎	Due and punctual payment of payables by the consolidated group companies Transamerica Corporation, Aegon Funding Company LLC and Commonwealth General Corporation with respect to fixed subordinated notes, bonds, capital trust pass-through securities and notes issued under commercial paper programs amounting to EUR 1,007 million (2022: EUR 1,042 million); and
∎	Due and punctual payment of any amounts owed to third parties by the consolidated group company Aegon Derivatives N.V. in connection with derivative transactions. Aegon Derivatives N.V. enters into derivative transactions with counterparties with which ISDA master netting agreements, including collateral support annex agreements, have been agreed. Net (credit) exposure on derivative transactions with these counterparties was therefore limited from December 31, 2023.
Legal and arbitration proceedings, regulatory investigations and actions
Aegon faces significant risks of litigation as well as regulatory exams and investigations and actions relating to its and its subsidiaries’ businesses. Aegon is also subject to compliance with regulations applicable to it as a corporate entity.
Due to the geographic spread of its business, Aegon Group may be subject to tax audits or litigation in various jurisdictions. Although uncertainties are provided for adequately in the tax position, the ultimate outcome of tax audits or litigation may result in an outcome that differs from the amounts provided for.

Insurance companies and their affiliated regulated entities are routinely subject to litigation, investigation and regulatory activity by various governmental and enforcement authorities, individual claimants and policyholder advocate groups in the jurisdictions in which Aegon does business, including the United States and the United Kingdom. These actions may involve issues including, but not limited to, employment or distribution relationships; operational and internal controls and processes; investment returns; sales practices; transparency and adequacy of product disclosures including regarding initial costs, ongoing costs, and costs due on policy surrender as well as changes to costs over time; environmental and climate change related matters; competition and antitrust matters; data privacy; information security; intellectual property; and anti-money laundering, anti-bribery, and economic sanctions compliance.
Over time, Aegon has made a number of acquisitions and divestments around the world, including in the Netherlands, Central and Eastern Europe, the United States, and the United Kingdom. Acquisitions and divestments involve risks, including the risk of losses resulting from claims or litigation related to contractual terms such as representations, warranties, and indemnifications.
Government and regulatory investigations may result in the institution of administrative, injunctive or other proceedings and/ or the imposition of monetary fines, penalties and/or disgorgement as well as other remedies, sanctions, damages, and restitutionary amounts. Regulators may also seek changes to the way Aegon operates. In some cases, Aegon subsidiaries have modified business practices in response to inquiries.
Customers of certain Aegon products bear significant investment risks with respect to those products, which are affected by fluctuations in equity markets as well as interest rate movements. When investment returns disappoint, are volatile or change due to changes in the market or other relevant conditions, customers may threaten or bring litigation against Aegon. Disputes and investigations initiated by governmental entities and private parties may lead to orders or settlements including payments or changes to business practices even if Aegon believes the underlying claims are without merit.
The existence of potential claims may remain unknown for long periods of time after the events giving rise to such claims. Determining the likelihood of exposure to Aegon and the extent of any such exposure may not be possible for long periods of time after Aegon becomes aware of such potential claims. Litigation exposure may develop over long periods of time; once litigation is initiated, it may be protracted and subject to multiple levels of appeal, which can lead to significant costs of defense, adverse publicity and other constraints.
In some jurisdictions, plaintiffs may seek recovery of very large or indeterminate amounts under claims of bad faith, which can result in tort, punitive and/or statutory damages. Damages alleged may not be quantifiable or supportable or may have no relationship to economic losses or final awards. As a result, Aegon cannot predict the effect of litigation, investigations or other actions on its business.
Separate from financial loss, litigation, regulatory action, legislative changes or changes in public opinion may require Aegon to change its business practices, which could have a material adverse impact on Aegon’s businesses, results of operations, cash flows and financial position.
Proceedings in which Aegon is involved
Several US insurers, including Aegon subsidiaries, have been named in class actions as well as individual litigation relating to increases in monthly deduction rates (MDR) on universal life products. Plaintiffs generally allege that the increases were made to recoup past losses rather than to cover the future costs of providing insurance coverage. Aegon’s subsidiary in the United States settled two such class actions that had been venued in California federal court. The settlement in the first of these cases, approved in January 2019, arose from increases implemented in 2015-2016. In a second case, Aegon’s subsidiary agreed to settle a class action lawsuit arising out of MDR increases in 2017 and 2018. The court approved that settlement in September 2020. A number of policyowners opted-out
of the class settlements, with the settlement funds reduced proportionally. By the end of 2023, all material opt-out
lawsuits and disputes from both cases had been resolved, and provisions adjusted accordingly. A third case was filed in October 2022 which relates to MDR increases in 2022 and 2023. That case is venued in Iowa federal court. At this time, Aegon is unable to reliably estimate the potential exposure in this case.
Transamerica subsidiaries may face employment-related lawsuits from time to time. For example, several
US-based
Aegon subsidiaries are defendants in a putative class action alleging that the subsidiaries mischaracterize agents as independent contractors instead of employees. While the subsidiaries disagree with these allegations and have vigorously defended the action, the parties have reached a settlement, subject to court approval, to avoid the cost, expense and risks associated with litigation. Litigation provisions have been adjusted to account for this pending resolution. Depending on the outcome, legal or regulatory claims like this against Transamerica subsidiaries and other companies could result in significant settlements or judgments, and could necessitate a change in the distribution model, which would be costly and could have a material impact on the financial results for that part of the Transamerica business.
A former subsidiary of Transamerica Corporation was involved in a contractual dispute with a Nigerian travel broker that arose in 1976. That dispute was resolved in Delaware court for USD 235 thousand plus interest in 2010. The plaintiff took the Delaware judgment relating to the 1976 dispute to a Nigerian court and alleged that it was entitled to approximately the same damages for 1977 through 1984 despite the absence of any contract relating to those years. The Nigerian trial court issued a judgment in favor of the plaintiff of the alleged actual damages as well as pre-judgment
interest of approximately USD 120 million. On appeal this decision was reversed on procedural grounds and remanded back to the trial court which ruled to dismiss the case; however, the Plaintiff appealed the trial court’s ruling. The appellate hearing, which was originally scheduled for March 2022, as well as the hearing that was scheduled for January 12, 2023, on the request for substitution of Plaintiff’s son were both cancelled by the court and neither has been rescheduled. Aegon has no material assets located in Nigeria.